S000022592 [Member] Expense Example - Wasatch Global Opportunities Fund	Sep. 30, 2025 USD ($)
INVESTOR CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	$ 1,686